Derivative Instruments - Schedule of Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Current portion of derivative assets (note 13)	$ 577	$ 2,905
Current portion of derivative liabilities	(86)	(57)
Reported Value Measurement
Derivative [Line Items]
Current portion of derivative assets (note 13)	577	2,905
Derivative assets	82	2,973
Accrued assets (liabilities)	(230)	(419)
Current portion of derivative liabilities	(86)	(57)
Reported Value Measurement | Interest rate swap agreements
Derivative [Line Items]
Current portion of derivative assets (note 13)	577	2,905
Derivative assets	82	2,973
Accrued assets (liabilities)	(230)	(422)
Current portion of derivative liabilities	0	0
Reported Value Measurement | Forward freight agreements
Derivative [Line Items]
Current portion of derivative assets (note 13)	0
Derivative assets	0
Accrued assets (liabilities)	0	(3)
Current portion of derivative liabilities	$ (86)	$ (57)